Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	December 31,	December 31,
	2013	2012

Accounts Receivable	$214,920	$170,600
Less: Allowance for Doubtful Accounts	—	—

Net	$214,920	$170,600